Income taxes - Summary of temporary difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 45,492	$ 52,428
Deferred tax liabilities	455,711	471,584
Deferred tax (recovery) expense	(8,477)	47,899
Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,492	60,060
Deferred tax liabilities	455,711	499,255
Deferred tax (recovery) expense	(28,516)	49,796
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	(7,632)
Deferred tax liabilities	0	(27,671)
Deferred tax (recovery) expense	20,039	(1,897)
Property, plant and equipment | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	446,695	490,868
Deferred tax (recovery) expense	(44,173)	37,727
Loss carryforwards | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,532	19,166
Deferred tax liabilities	0	0
Deferred tax (recovery) expense	1,634	22,206
Liabilities | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,960	34,012
Deferred tax liabilities	0	0
Deferred tax (recovery) expense	6,052	(5,909)
Future withholding taxes | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	5,555	0
Deferred tax (recovery) expense	5,555	(6,234)
Other items | Aggregate continuing and discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	6,882
Deferred tax liabilities	3,461	8,387
Deferred tax (recovery) expense	$ 2,416	$ 2,006